Debt And Liquidity (Refinancing) (Details) - USD ($)			12 Months Ended
	Apr. 19, 2018	Feb. 12, 2018	Dec. 31, 2018	Jun. 15, 2018	Mar. 31, 2018
Debt Instrument [Line Items]
Equity Interest Pledge		65.00%
Dividends Payable	$ 160,000,000
2018 Credit Agreement [Member]
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital		4.00
Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			101.594%
Line of Credit [Member] | 2018 Term Loan Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,500,000,000
Debt Instrument, Amortization Rate		5.00%
Debt Instrument Prepayment Premium		1.00%
Excess Cashflow Threshold Percentage		75.00%
Line of Credit [Member] | 2018 Term Loan Facility [Member] | LIBO [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		3.50%
Line of Credit [Member] | 2018 Term Loan Facility [Member] | ABR [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.50%
Revolving Credit Facility [Member] | 2018 Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 250,000,000		$ 2,250,000,000	$ 1,500,000,000
Borrowing Threshold		$ 35,000,000
Borrowing Threshold Percentage		35.00%
Revolving Credit Facility [Member] | 2018 Revolving Credit Facility [Member] | LIBO [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		3.75%
Revolving Credit Facility [Member] | 2018 Revolving Credit Facility [Member] | ABR [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.75%
Contingent Event One [Member] | Line of Credit [Member] | 2018 Term Loan Facility [Member]
Debt Instrument [Line Items]
Excess Cashflow Threshold Percentage		50.00%
Contingent Event One [Member] | Line of Credit [Member] | 2018 Term Loan Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital		1.25
Contingent Event One [Member] | Line of Credit [Member] | 2018 Term Loan Facility [Member] | Maximum
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital		1.75
Contingent Event Two [Member] | Line of Credit [Member] | 2018 Term Loan Facility [Member]
Debt Instrument [Line Items]
Excess Cashflow Threshold Percentage		0.00%
Brookfield [Member] | Brookfield Promissory Note [Member]
Debt Instrument [Line Items]
Dividends Payable	$ 750,000,000
Brookfield [Member] | Brookfield Promissory Note [Member] | Maximum
Debt Instrument [Line Items]
Supplementary Leverage Ratio	175.00%
Brookfield [Member] | Brookfield Promissory Note [Member] | LIBO [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	4.50%
Third Anniversary [Member] | Brookfield [Member] | Brookfield Promissory Note [Member] | LIBO [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.00%